16 Labor and social obligations (Details 2) - Number		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
LaborAndSocialObligationsLineItems [Line Items]
Options outstanding at the beginning	[1]	1,291,248
Granted	[1]	293,860	1,434,720
Forfeited	[1]
Exercised	[1]	1,842,428	143,472
Expired	[1]
Options outstanding at the ending	[1]		1,291,248
Stock Option [Member]
LaborAndSocialObligationsLineItems [Line Items]
Granted		2,364,214
Forfeited
Exercised
Expired
Options outstanding at the ending		2,364,214

[1]	The number of common shares outstanding from Afya Brazil was retrospectively adjusted in the proportion of 1:28 due to the contribution of the shareholders of Afya Brazil into Afya in a one-to-28 exchange for the shares of Afya Brazil contributed to Afya, which did not result in changes on the arrangements of the plans.